Legacy Class [Member] Annual Fund Operating Expenses - Legacy Class - MERIDIAN CONTRARIAN FUND - Legacy Class Shares	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.18%	[1]

[1]	Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.